Leases - Activity in finance lease liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Balance at beginning of period	$ 5,716	$ 6,131
Interest expense	530	646
New contracts	2,372	725
Remeasurement on leases liabilities	679	350
Disposals	(57)	(103)
Payments	(2,275)	(2,033)
Balance at end of period	$ 6,965	$ 5,716